Exhibit 99.39

Data Compare Summary (Total)
Run Date - 2/23/2021 5:18:13 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	2	121	1.65%	174
Amortization Term	0	17	0.00%	174
Amortization Type	0	18	0.00%	174
Appraisal As-Is Value	1	2	50.00%	174
Appraisal Date	2	2	100.00%	174
Appraised Value	1	43	2.33%	174
Borrower Citizenship	0	1	0.00%	174
Borrower Equifax Fico	0	2	0.00%	174
Borrower First Name	9	93	9.68%	174
Borrower FTHB	0	1	0.00%	174
Borrower Full Name	1	3	33.33%	174
Borrower Last Name	10	129	7.75%	174
Borrower Post-Close - Experian Fico	1	2	50.00%	174
Borrower Post-Close - Transunion Fico	1	2	50.00%	174
Borrower Qualifying FICO	1	9	11.11%	174
Borrower Self-Employed?	0	18	0.00%	174
Borrower SSN	0	3	0.00%	174
City	4	156	2.56%	174
Coborrower Equifax Fico	0	1	0.00%	174
Coborrower First Name	1	9	11.11%	174
Coborrower Last Name	1	9	11.11%	174
Coborrower Post-Close - Experian Fico	1	1	100.00%	174
Coborrower Post-Close - Transunion Fico	1	1	100.00%	174
Coborrower Qualifying FICO	0	6	0.00%	174
Coborrower Self-Employed?	0	2	0.00%	174
Coborrower SSN	0	1	0.00%	174
Contract Sales Price	5	107	4.67%	174
Debt Service Coverage Ratio	2	2	100.00%	174
Doc Type	14	59	23.73%	174
First Interest Rate Change Date	1	1	100.00%	174
First Payment Date	4	34	11.76%	174
Has FTHB	2	17	11.76%	174
Index Type	1	7	14.29%	174
Interest Only Period	0	8	0.00%	174
Interest Rate Change Frequency	6	16	37.50%	174
Interest Rate Initial Cap	3	27	11.11%	174
Interest Rate Initial Floor	7	7	100.00%	174
Interest Rate Life Cap	2	20	10.00%	174
Interest Rate Life Floor	10	19	52.63%	174
Interest Rate Life Max	1	7	14.29%	174
Interest Rate Life Min	1	8	12.50%	174
Interest Rate Periodic Cap	2	26	7.69%	174
Interest Rate Periodic Floor	1	7	14.29%	174
Investor: Qualifying Housing Ratio	1	2	50.00%	174
Investor: Qualifying Total Debt Ratio	15	89	16.85%	174
Lien Position	0	43	0.00%	174
LTV Valuation Value	10	103	9.71%	174
Margin	12	59	20.34%	174
Maturity Date	0	15	0.00%	174
Note Date	10	14	71.43%	174
Occupancy	8	140	5.71%	174
Original CLTV	6	107	5.61%	174
Original HCLTV	0	3	0.00%	174
Original Interest Rate	11	140	7.86%	174
Original Interest Rate Period	2	24	8.33%	174
Original Loan Amount	1	161	0.62%	174
Original LTV	5	149	3.36%	174
Original P&I	1	23	4.35%	174
Original Term	1	93	1.08%	174
Origination Channel	0	1	0.00%	174
Originator Loan Designation	0	2	0.00%	174
Prepayment Penalty	0	17	0.00%	174
Prepayment Penalty Period (months)	0	1	0.00%	174
Property Type	15	98	15.31%	174
Purpose	1	153	0.65%	174
Refi Purpose	6	21	28.57%	174
Representative FICO	15	141	10.64%	174
State	2	160	1.25%	174
Street	2	129	1.55%	174
Zip	2	125	1.60%	174
Total	225	3,037	1.65%	174